Employee Benefit Plans (Funded Status (Market Value of Plan Assets Divided by Funding Target) as of July 1) (Detail)	Dec. 31, 2017	Dec. 31, 2016
Bank of Floyd Plan
Defined Benefit Plan Disclosure [Line Items]
Funded status (market value of plan assets divided by funding target) as of July 1	108.63%	109.78%